Derivative Instruments and Hedging Activities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative
Derivative [Line Items]
Restricted cash - current and - long-term	$ 3.8	$ 14.3
Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Fair value, asset	4.5	2.2
Fair value, liability	$ 73.7	$ 74.6